Other financial assets and liabilities - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) $ / bbl	Dec. 31, 2024 USD ($)
Other financial assets and liabilities [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 21	$ (5)
Total other financial liabilities	$ 220	$ 518
Valuation contract period	20 years
Embedded derivative | Inflation rate | Discounted cash flow
Other financial assets and liabilities [line items]
Significant unobservable input, liabilities	0.025
Embedded derivative | Discount rate, measurement input | Discounted cash flow | Bottom of range
Other financial assets and liabilities [line items]
Significant unobservable input, liabilities	0.0469	0.0580
Embedded derivative | Discount rate, measurement input | Discounted cash flow | Top of range
Other financial assets and liabilities [line items]
Significant unobservable input, liabilities	0.0753	0.0695
Oil Swaps
Other financial assets and liabilities [line items]
Oil and gas sale price | $ / bbl	70.1
Commodity price risk | Embedded commodity derivative
Other financial assets and liabilities [line items]
Unrealised gain loss on financial liabilities at fair value through profit or loss	$ 137	$ (314)
Commodity price risk | Embedded commodity derivative | Increase (decrease) due to changes in accounting policy and corrections of prior period errors
Other financial assets and liabilities [line items]
Unrealised gain loss on financial liabilities at fair value through profit or loss	151
Financial instruments at fair value through profit and loss | Embedded derivative | Cash flow hedges
Other financial assets and liabilities [line items]
Total other financial liabilities	212	$ 349
2026
Other financial assets and liabilities [line items]
Hedging instrument, assets	$ 10
Percentage of hedged pricing risk	89.00%